Other Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Other Operating Income (Expense)
(CAD$ in millions)	2018	2017
Settlement pricing adjustments (Note 28(b))	$(117)	$190
Share-based compensation	(59)	(125)
Environmental and care and maintenance costs	(31)	(186)
Social responsibility and donations	(18)	(7)
Gain (loss) on sale of assets	(3)	35
Commodity derivatives	(36)	12
Take or pay contract costs	(106)	(81)
Waneta Dam sale (a)	888	(28)
Other	(68)	(40)

	$450	$(230)

a)	The 2018 amount relates to the pre-tax gain from the Waneta Dam sale (Note 5(b)). The 2017 amount relates to the break fee on that sale paid to Fortis Inc.